Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Capitalized Contract Cost, Net		$ 4,172,570	$ 507,392
Amortization of Acquisition Costs		6,994,890	225,415
Accrued Advertising		$ 4,550,742	1,666,912
Estimated useful lives		5 years
Probability Percent		50.00%
Tax benefit of percentage		50.00%
Date of maturity		3 years
Accounts Receivable, Sale	$ 1,344,654
Allowance for credit losses
Investment Contracts [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Date of maturity		12 years	12 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		15 years
Marketable securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Date of maturity		3 years